Consolidated Statement of Cash Flows - GBP (£) £ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Cash flows from operating activities
(Loss) / profit before income tax		£ (25,556)	£ 4,994	[1],[2]	£ (23,920)	[1],[2]
Adjusted for:
Gain on remeasurement or derecognition of financial liabilities on funding arrangements		0	(539)	[2]	(908)	[2]
Loss on recognition of contingent consideration payable		2	754	[2]	0	[2]
Finance income		(4)	(2,788)	[2]	(3,096)	[2]
Finance costs		228	467	[2]	1,187	[2]
Unrealized foreign exchange loss / (gain)		544	(408)	[2]	1,960	[2]
Depreciation		524	644	[2]	294	[2]
Amortization of intangible fixed assets		760	829	[2]	106	[2]
Loss on disposal of assets		10	43	[2]	40	[2]
Increase / (decrease) in provisions		1	19	[2]	(60)	[2]
Impairment of goodwill and intangible assets		0	3,985	[1],[2]	0	[1],[2]
Share-based payment		661	4,743	[2]	1,607	[2]
Adjusted (loss) / profit from operations before changes in working capital		(22,830)	12,743	[2]	(22,790)	[2]
Decrease / (increase) in trade and other receivables		4,662	(2,210)	[2]	(8,946)	[2]
(Decrease) / increase in deferred revenue		(2,696)	(36,898)	[2]	10,577	[2]
(Decrease) / increase in trade and other payables		(1,004)	68	[2]	3,268	[2]
Cash used by operations		(21,868)	(26,297)	[2]	(17,891)	[2]
Contingent consideration paid		(549)	(192)	[2]	0	[2]
Taxation received		6,234	159	[3]	3,374	[2]
Research and development expenditure credit received		516	(333)	[2]	(23)	[2]
Net cash used by operating activities		(15,667)	(26,663)	[3]	(14,540)	[2]
Investing activities
Acquisition of subsidiaries net of cash acquired		0	0	[2]	(4,775)	[2]
Purchase of property, plant and equipment		(160)	(119)	[2]	(360)	[2]
Purchase of intangible assets		(107)	(6)	[2]	(119)	[2]
Interest received		4	4	[2]	12	[2]
Net cash used by investing activities		(263)	(121)	[2]	(5,242)	[2]
Financing activities
Proceeds from issue of share capital		38,759	34,648	[2]	14,931	[2]
Transaction costs on share capital issued		(701)	(1,313)	[2]	(1,428)	[2]
Proceeds from exercise of warrants		0	0	[2]	10	[2]
Proceeds from exercise of share options		1	102	[2]	392	[2]
Repayment of lease liabilities		(328)	(281)	[2]	(128)	[2]
Repayment of lease interest		(30)	(43)	[2]	(21)	[2]
Net cash generated from financing activities		37,701	33,113	[2]	13,756	[2]
Increase / (decrease) in cash and cash equivalents		21,771	6,329	[2]	(6,026)	[2]
Effect of exchange rates on cash and cash equivalents		(212)	427	[2]	(1,934)	[2]
Cash and cash equivalents at beginning of the period / year	[2]	26,858 [3]	20,102	[3]	28,062
Cash and cash equivalents at end of the period / year		£ 48,417	£ 26,858	[2],[3]	£ 20,102	[2],[3]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’
[3]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'